Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

We do not grant stock options or similar awards as part of our equity compensation programs. If stock options or similar awards are granted, our policy is to not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and not time the public release of such information based on stock option grant dates. In addition, it is our policy to not grant stock options or similar awards during periods in which there is material nonpublic information about our company, including (i) during “blackout” periods or outside a “trading window” established in connection with the public release of earnings information under our insider trading policy or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. These restrictions do not apply to RSUs or other types of equity awards that do not include an exercise price related to the market price of our common stock on the date of grant. It is also our policy not to time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	We do not grant stock options or similar awards as part of our equity compensation programs. If stock options or similar awards are granted, our policy is to not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and not time the public release of such information based on stock option grant dates.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	In addition, it is our policy to not grant stock options or similar awards during periods in which there is material nonpublic information about our company, including (i) during “blackout” periods or outside a “trading window” established in connection with the public release of earnings information under our insider trading policy or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. These restrictions do not apply to RSUs or other types of equity awards that do not include an exercise price related to the market price of our common stock on the date of grant. It is also our policy not to time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false